Document and Entity Information	3 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	CYTTA CORP.
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0001383088
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	1,328,078,203
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3

Cytta Corp. - Consolidated Balance Sheets (USD $)	Jun. 30, 2011		Sep. 30, 2010
Current Assets:
Cash and cash equivalents	$ 214,593		$ 19,927
Inventory, current	5,440
Investment in joint venture, current	25,000
Prepaid fees and services, current			51,935
Total Current Assets	245,033		71,862
Property and Equipment, net	7,262
TOTAL ASSETS	252,295		71,862
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued liabilities, current	8,739		9,272
Due to related parties	191,531		53,026
Total Liabilities	200,270		62,298
Stockholders' Equity
Common Stock	12,721	[1]	10,221	[1]
Preferred Stock	0	[2]	0	[2]
Additional paid-in capital	802,219		489,719
Subscriptions payable	568,000
Common shares pending cancellation	560		560
Deficit accumulated during the development stage	(1,341,475)		(490,936)
Noncontrolling interest in joint venture	10,000
Total stockholders' Equity	52,025		9,564
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 252,295		$ 71,862

[1]	1,900,000,000 common shares; $0.00001 par value; Issued and outstanding 1,328,078,203 and 1,078,078,203
[2]	100,000,000 preferred shares; $0.001 par value; Issued and outstanding -0- and -0-

Cytta Corp. - Consolidated Condensed Statements of Operations (USD $)	3 Months Ended		9 Months Ended		61 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Revenues	$ 2,000		$ 2,000		$ 2,000
Cost of goods sold	1,360		1,360		1,360
Gross margin	640		640		640
Operating expenses
Professional fees	32,653	16,605	113,356	31,927	249,863
Management fees	113,028	45,000	362,504	52,662	501,389
General and administrative	26,670	8,747	49,500	10,420	148,463
Impairment of licensing agreement			325,000		441,581
TOTAL OPERATING EXPENSES	172,351	70,352	850,360	95,009	1,341,296
Net loss from operations	(171,711)	(70,352)	(849,720)	(95,009)	(1,340,656)
Other income (expense):
Interest income	84		217		217
Interest expense	(325)	(234)	(1,036)	(381)	(1,036)
Total other income (expense)	(241)	(234)	(819)	(381)	(819)
Net loss before taxes	$ (171,952)	$ 70,586	$ (850,539)	$ (95,390)	$ (1,341,475)
Per share information - basic and diluted:
Basic and diluted income (loss) per common share	$ 0	$ 0	$ 0	$ 0
Weighted average number of shares outstanding- basic and diluted	1,328,078,203	1,014,616,666	158,343,294	809,044,872

Cytta Corp. - Consolidated Statements of Cash Flows (USD $)	9 Months Ended		61 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash flows from operating activities:
Net Income (Loss)	$ (850,539)	$ (95,391)	$ (1,341,475)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization, net			3,419
Impairment of licensing agreement	325,000		441,581
Issuance of common stock for services and expenses			187,570
Operating expenses paid on behalf of the Company by a related party	198,500	16,660	253,892
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	(534)	(283)	15,188
Inventory	(5,440)		(5,440)
Prepaid fees and services	51,935	73,662
Net cash from operating activities	(281,078)	(5,352)	(445,265)
Investing Activities:
Investment in joint venture	(25,000)		(25,000)
Purchase of property and equipment	(7,262)		(7,262)
Net cash from investing activities	(32,262)		(32,262)
Financing Activities:
Common stock issued for cash			161,000
Proceeds from stock subscriptions payable	568,000		568,000
Advances from related parties	103,100	7,700	126,214
Repayment of advances from related parties	(163,094)		(163,094)
Net cash from financing activities	508,006	7,700	692,120
NET CHANGE IN CASH	194,666	2,348	214,593
CASH, BEGINNING OF PERIOD	19,927
CASH, END OF PERIOD	214,593		214,593
Non-cash investing and financing activities
Common stock issued for fees and services	325,000	180,000	31,930
Common stock issued for debt		31,930	31,930
Common stock issued for licensing agreements	$ 325,000		$ 445,000

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 - CONDENSED FINANCIAL STATEMENTS

The accompanying  financial statements have been prepared by the Company without audit. In the opinion of management,  all adjustments (which include only normal recurring  adjustments)  necessary  to present  fairly the  financial  position,

results of  operations,  and cash flows at June 30,  2011,  and for all  periods presented herein, have been made.

Certain  information  and footnote  disclosures  normally  included in financial statements prepared in accordance with accounting  principles generally accepted in the United States of America have been condensed or omitted.  It is suggested that  these  condensed  financial  statements  be read in  conjunction  with the financial  statements and notes thereto included in the Company's  September 30,

2010 audited  financial  statements.  The results of  operations  for the period ended June 30, 2011 is not necessarily  indicative of the operating  results for the full year.

Accounting Policies	3 Months Ended
Jun. 30, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally  accepted in the United States of America requires  management to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenue and expenses  during the reporting  period.  Actual results could differ from those estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

Below is a listing of the most recent accounting pronouncements issued since the

September 31, 2009 audited financial statements of the Company were released and through  February 18, 2011. The Company has evaluated these  pronouncements  and does not  expect  their  adoption  to have a  material  impact on the  Company's financial position, or statements.

     *    Accounting  Standards  Update 2010-17 Revenue  Recognition-  Milestone

          Method  (Topic  605):  Milestone  Method of  Revenue  Recognition  - a

          consensus of the FASB emerging issues task force. Effective for fiscal years on or after June 15, 2010.

     *    Accounting   Standards   Update  2010-12  Income  Taxes  (Topic  740):

          Accounting for Certain Tax Effects of the 2010 Health Care Reform Acts

          (SEC Update). Effective July 1, 2010.

     *    Accounting  Standards  Update  2010-11Derivatives  and Hedging  (Topic

          815):  Scope  Exception   Related  to  Embedded  Credit   Derivatives.

          Effective July 1, 2010.

     *    Accounting  Standards  Update 2010-09  Subsequent  Events (topic 855):

          Amendments  to  Certain   Recognition  and  Disclosure   Requirements.

          Effective July 1, 2010.

     *    Accounting  Standards  Update  2010-06  Fair  Value  Measurements  and

          Disclosures  (Topic  820):  Improving  Disclosures  about  Fair  Value

          Measurements. Effective July 1, 2010.

     *    Accounting  Standards Update 2010-05  Compensation-Stock  Compensation

          (Topic718):   Escrowed  share  arrangements  and  the  Presumption  of

          Compensation (SEC Update). Effective July 1, 2010.

     *    Accounting  Standards  Update  2010-04 (ASU  2010-04),  Accounting for

          Various Topics-Technical Corrections to SEC Paragraphs. Effective July

          1, 2010.

Interest in Unincorporated Joint Ventures or Partnerships, Policy [Policy Text Block]

NOTE 4 - JOINT VENTURE

On June 24,  2011,  the Company  entered  into a joint  venture  agreement  with

Promia, Inc.,  ("Promia") to utilize Promia's  proprietary  information security technologies to create security enabled software and hardware  solutions for the

Company. Under the terms of the joint venture agreement,  the Company has agreed to install and market the Promia security  technology on all systems they deploy in the United States and abroad and Promia has agreed to create the hardware and software development  necessary to integrate their technology with the Company's mobile network applications.

To fulfill the objectives, the Company and Promia agreed to form a Joint Venture

LLC named Cytta Connects,  LLC ("JV"),  wherein 60 percent of the JV is owned by the Company  and 40 percent of the JV is owed by Promia.  Under the terms of the agreement,  initial  funding for the JV was to be  $250,000 to be provided by the

Company.  As of June 30, 2011 the Company has funded  $25,000 as an Investment in

Joint Venture and has been  accounted  for in accordance  with ASC 810 (see Note

5).

Basis of Presentation and Significant Accounting Policies [Text Block]

NOTE 2 - GOING CONCERN

The  Company's  financial  statements  are  prepared  using  generally  accepted accounting  principles  in the United  States of America  applicable  to a going concern  which  contemplates  the  realization  of  assets  and  liquidation  of liabilities  in  the  normal  course  of  business.  The  Company  has  not  yet established  an ongoing  source of revenues  sufficient  to cover its  operating costs and allow it to continue as a going concern. The ability of the Company to continue  as a going  concern is  dependent  on the Company  obtaining  adequate capital to fund operating losses until it becomes profitable.  If the Company is unable to obtain adequate capital, it could be forced to cease operations.

In order to continue as a going  concern,  the  Company  will need,  among other things,  additional  capital  resources.  Management's  plan is to  obtain  such resources for the Company by obtaining  capital from  management and significant shareholders  sufficient  to meet its  minimal  operating  expenses  and seeking equity and/or debt financing.  However  management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent  upon its ability  to  successfully  accomplish  the  plans  described  in  the  preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Commitment and Contingencies	3 Months Ended
Jun. 30, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure [Text Block]

NOTE 3 - ACQUISITION OF LICENSING AGREEMENT

On November 10th,  2010, the Company entered into an MVNO Mobile Virtual Network

Operator Agreement (herein "MVNO Agreement") with Vonify Inc of Toronto,  Canada and  Georgetown,  Grand Cayman  Island,  BWI (herein  "Vonify")  and MVNO Mobile

Virtual Network Operator Corp (herein "MVNO") of New  Westminster,  Canada for a license to provide all the "Services" of the Vonify Network to third parties, in the medical marketplace in the USA. The Vonify Network includes those integrated

mobile  switching   facilities,   servers,  cell  sites,  telecom  and  internet

connections,  billing systems,  validation systems, gateways,  landline switches and other related  facilities  used to provide the Services.  The Services to be marketed by Cytta are defined as wireless  telecommunications  services  for the

Global  System  for  Mobile  (GSM)  communications.  In  exchange  for the  MVNO

Agreement,  Cytta issued  250,000,000  shares of the  Company's  common stock to

Vonify on November 10, 2010. This  transaction  will result in Vonify becoming a greater than 10% shareholder of the Company. In connection with the transaction,

a controlling shareholder of Vonify became a Director of the Company.

Subsequent to the transaction,  the Company determined the carrying value of the licensing  agreement  to be less than the fair value of the asset.  As such,  in accordance  with ASC 350-30-35 the Company has determined the value of the asset

to be fully  impaired  as of  December  31,  2010  and  recognized   $325,000  of

impairment expense during the nine month period ended June 30, 2010.

Noncontrolling Interest	3 Months Ended
Jun. 30, 2011
Noncontrolling Interest
Noncontrolling Interest Disclosure [Text Block]

NOTE 5 - NONCONTROLLING INTEREST

On June 24,  2011,  the Company  entered  into a joint  venture  Agreement  with

Promia, Inc.,  ("Promia") to utilize Promia's  proprietary  information security technologies to create security enabled software and hardware  solutions for the

Company. See Note 4 for description of Joint Venture.

Per the terms of the agreement, the JV is 60 percent is owned by the Company and

40  percent  by  Promia.  According  to ASC 810,  the  Company  is  required  to consolidate the all the assets,  liabilities and operations of the JV and record a  noncontrolling  interest for the portion of net assets  controlled  by Promia within stockholders' equity.

 As of June 24th,  2011,  the  Company  recorded a  noncontrolling  interest  of

 $10,000  or 40% of the net assets of  $25,000  as a  noncontrolling  interest  to

Promia. As of June 30, 2011, the JV did not have any operations or expenses.

Other Liabilities	3 Months Ended
Jun. 30, 2011
Other Liabilities {1}
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

NOTE 6 - WARRANTS

During the period ended June 30, 2011, the Company issued  269,500,000  warrants in  conjunction  with the  stock  offering  noted in Note 5.  The  warrants  are exercisable at  $0.01 per share and expire on March 30, 2012.

Summary information regarding common stock warrants issued and outstanding as of

June 30, 2011 is as follows:

                                                                      Weighted

                                                                      Average

                                                 Warrants           Share Price

                                                 --------           -----------

     Outstanding at September 30, 2010                  --             $   --

       Granted                                 269,500,000              0.01

       Exercised                                        --                --

       Expired                                          --                --

                                               -----------            ------

     Outstanding at June 30, 2011              269,500,000             $ 0.01

                                               ======            ===

Summary  of  warrants  outstanding  and  exercisable  as of June 30,  2011 is as follows:

                       Outstanding                          Exercisable

     Exercise           Number of         Remaining          Number of

      Price              Shares             Life              Shares

      -----              ------             ----              ------

      $ 0.01            269,500,000          0.67           269,500,000

Related Party Disclosures	3 Months Ended
Jun. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 6 - RELATED PARTY NOTES PAYABLE

As of June 30, 2011 and  September  30, 2010 the Company  owed  various  related

parties   $191,531 and  $53,026,  respectively.  The notes are unsecured,  bear no interest and are due on demand.

Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 7 - STOCKHOLDERS' EQUITY

COMMON STOCK ISSUANCES

During the period ended June 30, 2011, the Company's Board of Directors resolved to issue  250,000,000  shares of common stock in a  non-monetary  transaction to acquire a licensing agreement at  $0.0013 per share.

COMMON STOCK SUBSCRIPTIONS

During the period  ended June 30,  2011,  the  Company  received   $301,000  from

related  parties and  $221,000  from related  parties and  $80,000 from  unrelated third  parties in exchange  for  267,251,516  shares of common stock and no less than 2,100,000 convertible preferred shares to be issued at a future date. These amounts have been recorded as stock  subscriptions  in the  Company's  financial statements.  As of the date of this report,  the Company has not  satisfied  its subscriptions obligation through the issuance of shares of stock.

On March 31, 2011, the Company provided an offering to potential  investors of a maximum of 10 units at  $25,000 per unit or  $0.001 per share.  Each unit  consist of  25,000,000  shares of common stock and  25,000,000  warrants to purchase the

Company's  common stock at  $0.01 per share.  The warrants are exercisable at any time from their initial issue date until March 30, 2012.

During the period ended June 30, 2011, the Company sold 10.98 units and received

 $267,000  in cash  which  has been thus been  recorded  as a stock  subscription payable until upon such time that the Company issues the shares of common stock.

Each warrant is exercisable are exercisable at any time from their initial issue date until March 30, 2012 at an exercise price of  $0.01 per shares. The warrants were valued using the  Black-Scholes  Option  Pricing  model using the following assumptions: 1 year or less term,  $0.09- $0.19 stock price,  $0.01 exercise price,

180-221%  volatility,  0.22-0.80%  risk free rate.  The  Company  has  allocated

 $51,865 of the total  $267,000 proceeds to the value of the warrants.

Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

NOTE 8 - SUBSEQUENT EVENTS

In accordance with ASC 855-10 the Company has evaluated all material  subsequent events from the balance  sheet date through the date of this report.  There have been no other reportable subsequent events.